Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Employee Share Options	The following table sets forth the changes in the number of outstanding options and the weighted average exercise prices:

	Average exercise price per share option (RMB)	Number of options (in ’000)
Outstanding as of January 1, 2022	76.12	17,821
Exercised during the period	20.28	(2,821)
As of December 31, 2022	86.62	15,000
Exercised during the period	8.00	(181)
Forfeited and other change during the year	98.34	(1,425)
As of December 31, 2023	87.58	13,394
Exercised during the period	8.00	(247)
Forfeited and other change during the year	89.20	(2,437)
As of December 31, 2024	88.90	10,710

Summary of Options at Different Exercise Price	The following table sets forth the outstanding share options as of December 31, 2024 by different exercise price:

Number of options (in ’000)
Exercise price per share option (RMB)
8.00	40
50.00	2,825
98.06	5,778
118.00	2,067

10,710

Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Employee Share Options	The following table sets forth the changes in the number of PSUs and weighted average exercise prices:

	Weighted average grant day fair value	Number of units
	(RMB)	(in ’000)
Outstanding as of January 1, 2022	109.47	3,042

Granted during the year	60.78	40
Exercised during the year	112.47	(402)
Forfeited and other change during the year	286.29	(325)

Outstanding as of December 31, 2022	83.73	2,355

Granted during the year	8.90	32
Exercised during the year	431.02	(172)
Forfeited and other change during the year	147.31	(119)

Outstanding as of December 31, 2023	50.48	2,096

Granted during the year	—	—
Exercised during the year	61.44	(635)
Forfeited and other change during the year	39.95	(614)

Outstanding as of December 31, 2024	30.46	847